United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/16

Date of Reporting Period: Quarter ended 10/31/15

Item 1. Schedule of Investments

Federated MDT All Cap Core Fund
Portfolio of Investments
October 31, 2015 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Agricultural Chemicals—0.7%
9,000		Bunge Ltd.	$656,640
13,993		Mosaic Co./The	472,823
		TOTAL	1,129,463
		Agricultural Machinery—0.3%
9,100		AGCO Corp.	440,349
		Airline - National—1.1%
4,639	[1]	Atlas Air Worldwide Holdings, Inc.	191,312
21,800	[1]	Jet Blue Airways Corp.	541,512
17,100	[1]	United Continental Holdings, Inc.	1,031,301
		TOTAL	1,764,125
		Airline - Regional—1.9%
12,641		Alaska Air Group, Inc.	963,876
42,321		Southwest Airlines Co.	1,959,039
		TOTAL	2,922,915
		Airlines—0.5%
2,963		Copa Holdings SA, Class A	149,691
13,147		Delta Air Lines, Inc.	668,393
		TOTAL	818,084
		Apparel—0.0%
4,466	[1]	Iconix Brand Group, Inc.	68,419
		AT&T Divestiture—3.2%
23,809		AT&T, Inc.	797,840
90,292		Verizon Communications, Inc.	4,232,889
		TOTAL	5,030,729
		Auto Components—0.2%
10,212		Goodyear Tire & Rubber Co.	335,362
		Auto Manufacturing—0.7%
35,900		Ford Motor Co.	531,679
17,386		General Motors Co.	606,945
		TOTAL	1,138,624
		Auto Original Equipment Manufacturers—1.1%
5,500		Lear Corp.	687,830
3,946	[1]	O'Reilly Automotive, Inc.	1,090,122
		TOTAL	1,777,952
		Auto Rentals—0.3%
7,800	[1]	Avis Budget Group, Inc.	389,532
		Biotechnology—5.0%
20,595		Amgen, Inc.	3,257,717
39,123		Gilead Sciences, Inc.	4,230,370
3,822	[1]	Isis Pharmaceuticals, Inc.	184,029
3,045	[1]	Repligen Corp.	101,216
		TOTAL	7,773,332
		Cable TV—1.2%
36,984		Viacom, Inc., Class B	1,823,681
		Capital Markets—0.3%
11,629		Bank of New York Mellon Corp.	484,348
1

Shares			Value
		COMMON STOCKS—continued
		Clothing Stores—0.6%
27,887		Gap (The), Inc.	$759,084
3,816	[1]	Michael Kors Holdings Ltd.	147,450
		TOTAL	906,534
		Commodity Chemicals—2.2%
36,950		LyondellBasell Investment LLC	3,433,025
		Communications Equipment—0.2%
1,780	[1]	Palo Alto Networks, Inc.	286,580
		Computer Networking—0.5%
26,678		Juniper Networks, Inc.	837,422
		Computer Peripherals—0.6%
6,400		Lexmark International, Inc., Class A	207,936
19,800		NetApp, Inc.	673,200
		TOTAL	881,136
		Computer Stores—1.8%
10,800		GameStop Corp.	497,556
42,649		Ingram Micro, Inc., Class A	1,270,087
13,862	[1]	Tech Data Corp.	1,009,015
		TOTAL	2,776,658
		Computers - High End—2.4%
26,616		IBM Corp.	3,728,369
		Computers - Midrange—0.4%
25,447		Hewlett-Packard Co.	686,051
		Construction Machinery—1.6%
5,920		Caterpillar, Inc.	432,101
63,848		Joy Global, Inc.	1,096,908
35,600		Trinity Industries, Inc.	963,692
		TOTAL	2,492,701
		Consumer Finance—0.2%
25,900		Navient Corp.	341,621
		Contracting—0.2%
8,300	[1]	Jacobs Engineering Group, Inc.	333,162
		Cosmetics & Toiletries—0.5%
21,400		Avon Products, Inc.	86,242
1,884	[1]	Helen of Troy Ltd.	186,912
2,900	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	504,484
		TOTAL	777,638
		Crude Oil & Gas Production—0.1%
22,200		Chesapeake Energy Corp.	158,286
		Defense Aerospace—0.8%
4,907		General Dynamics Corp.	729,082
11,239	[1]	Spirit Aerosystems Holdings, Inc., Class A	592,745
		TOTAL	1,321,827
		Defense Electronics—0.6%
5,389		Northrop Grumman Corp.	1,011,785
		Department Stores—3.8%
5,980		Dillards, Inc., Class A	535,090
17,239		Kohl's Corp.	795,063
19,048		Macy's, Inc.	971,067
47,143		Target Corp.	3,638,497
		TOTAL	5,939,717
2

Shares			Value
		COMMON STOCKS—continued
		Discount Department Stores—1.0%
5,400		Foot Locker, Inc.	$365,850
20,201		Wal-Mart Stores, Inc.	1,156,305
		TOTAL	1,522,155
		Diversified Oil—0.2%
9,000		Murphy Oil Corp.	255,870
		Diversified Tobacco—0.3%
7,025		Altria Group, Inc.	424,802
		Education & Training Services—0.1%
11,000	[1]	Apollo Group, Inc., Class A	79,860
2,100		DeVry Education Group, Inc.	49,476
		TOTAL	129,336
		Electric Utility—1.3%
24,600		AES Corp.	269,370
14,333		Entergy Corp.	976,937
8,021		NiSource, Inc.	153,682
13,996		Public Service Enterprises Group, Inc.	577,895
		TOTAL	1,977,884
		Electrical Equipment—0.2%
4,449		Emerson Electric Co.	210,126
4,200	[1]	Sanmina Corp.	86,814
		TOTAL	296,940
		Electronic Equipment Instruments & Components—3.5%
37,001		Apple, Inc.	4,421,620
15,100		CDW Corp.	674,819
15,800		Jabil Circuit, Inc.	363,084
		TOTAL	5,459,523
		Electronics Stores—0.4%
16,800		Best Buy Co., Inc.	588,504
		Energy Equipment & Services—0.2%
11,813		Noble Corp. PLC	159,121
8,200		Superior Energy Services, Inc.	116,112
		TOTAL	275,233
		Ethical Drugs—1.8%
69,070		Pfizer, Inc.	2,335,947
3,666	[1]	United Therapeutics Corp.	537,546
		TOTAL	2,873,493
		Financial Services—0.8%
28,700	[1]	Ally Financial, Inc.	571,704
5,086		Deluxe Corp.	302,871
18,900		Western Union Co.	363,825
		TOTAL	1,238,400
		Food Products—0.4%
11,774		Keurig Green Mountain Coffee, Inc.	597,531
		Grocery Chain—1.7%
69,326		Kroger Co.	2,620,523
		Health Care Equipment & Supplies—0.5%
2,873	[1]	Abiomed, Inc.	211,625
11,584	[1]	Hologic, Inc.	450,154
1,779	[1]	Inogen, Inc.	76,035
		TOTAL	737,814
3

Shares			Value
		COMMON STOCKS—continued
		Health Care Providers & Services—0.4%
3,271		Anthem, Inc.	$455,160
3,504	[1]	Quintiles Transnational Holdings, Inc.	223,029
		TOTAL	678,189
		Home Products—0.3%
7,554		Tupperware Brands Corp.	444,704
		Hospitals—1.0%
2,791	[1]	Community Health Systems, Inc.	78,260
17,656	[1]	HCA, Inc.	1,214,556
2,276		Universal Health Services, Inc., Class B	277,877
		TOTAL	1,570,693
		Hotels—0.3%
5,200		Wyndham Worldwide Corp.	423,020
		Industrial Machinery—0.5%
9,600		Dover Corp.	618,528
4,200		Eaton Corp. PLC	234,822
		TOTAL	853,350
		Internet Services—4.4%
4,111	[1]	Amazon.com, Inc.	2,573,075
138,690	[1]	eBay, Inc.	3,869,451
6,100		IAC Interactive Corp.	408,761
		TOTAL	6,851,287
		Life Insurance—3.1%
2,527		Aflac, Inc.	161,096
21,412		Assured Guaranty Ltd.	587,546
50,326		Prudential Financial, Inc.	4,151,895
		TOTAL	4,900,537
		Life Sciences Tools & Services—0.1%
1,098	[1]	Bio-Rad Laboratories, Inc., Class A	153,149
		Major Steel Producer—0.1%
16,400		United States Steel Corp.	191,552
		Medical Supplies—1.0%
31,373		Baxter International, Inc.	1,173,037
3,852		Cardinal Health, Inc.	316,634
		TOTAL	1,489,671
		Miscellaneous Components—0.2%
27,428		Vishay Intertechnology, Inc.	290,737
		Miscellaneous Food Products—0.7%
3,659		Archer-Daniels-Midland Co.	167,070
7,300		Fresh Del Monte Produce, Inc.	333,099
5,900		Ingredion, Inc.	560,854
		TOTAL	1,061,023
		Money Center Bank—4.0%
19,055		Bank of America Corp.	319,743
32,741		Citigroup, Inc.	1,740,839
63,957		JPMorgan Chase & Co.	4,109,237
		TOTAL	6,169,819
		Multi-Line Insurance—2.0%
6,507		Allstate Corp.	402,653
35,697		American International Group, Inc.	2,251,053
8,300		Hartford Financial Services Group, Inc.	383,958
		TOTAL	3,037,664
4

Shares			Value
		COMMON STOCKS—continued
		Office Electronics—0.2%
29,400		Xerox Corp.	$276,066
		Office Equipment—0.2%
14,800		Pitney Bowes, Inc.	305,620
		Office Supplies—0.0%
2,386		Ennis Business Forms, Inc.	47,792
		Offshore Driller—0.1%
15,800		Nabors Industries Ltd.	158,632
		Oil Refiner—5.0%
15,598		HollyFrontier Corp.	763,834
42,182		Marathon Petroleum Corp.	2,185,028
8,624		Tesoro Petroleum Corp.	922,164
60,450		Valero Energy Corp.	3,984,864
		TOTAL	7,855,890
		Oil Well Supply—0.5%
21,445		National Oilwell Varco, Inc.	807,190
		Other Communications Equipment—0.5%
9,912		Skyworks Solutions, Inc.	765,603
		Paper & Forest Products—0.1%
5,600		Domtar, Corp.	230,944
		Paper Products—0.3%
10,500		International Paper Co.	448,245
		Personal & Household—0.1%
5,800		Nu Skin Enterprises, Inc., Class A	221,618
		Personal Loans—0.8%
15,800		Capital One Financial Corp.	1,246,620
		Personnel Agency—0.2%
3,173		Manpower, Inc.	291,218
		Poultry Products—0.4%
16,900		Pilgrim's Pride Corp.	320,931
4,000		Sanderson Farms, Inc.	278,040
		TOTAL	598,971
		Printing—0.1%
9,700		Donnelley (R.R.) & Sons Co.	163,639
		Property Liability Insurance—3.4%
6,354		Everest Re Group Ltd.	1,130,821
36,259		The Travelers Cos., Inc.	4,093,279
		TOTAL	5,224,100
		Recreational Goods—0.1%
4,970	[1]	Smith & Wesson Holding Corp.	88,764
		Regional Banks—4.4%
11,000		Comerica, Inc.	477,400
29,600		Fifth Third Bancorp	563,880
17,200		Huntington Bancshares, Inc.	188,684
30,200		KeyCorp	375,084
22,754		PNC Financial Services Group	2,053,776
9,100		Popular, Inc.	269,087
54,978		Wells Fargo & Co.	2,976,509
		TOTAL	6,904,420
		Restaurants—0.3%
3,686		Cracker Barrel Old Country Store, Inc.	506,678
5

Shares			Value
		COMMON STOCKS—continued
		Semiconductor Distribution—1.3%
25,913	[1]	Arrow Electronics, Inc.	$1,424,956
14,515		Avnet, Inc.	659,416
		TOTAL	2,084,372
		Semiconductor Manufacturing—0.9%
34,400		Intel Corp.	1,164,784
10,790	[1]	Micron Technology, Inc.	178,682
		TOTAL	1,343,466
		Semiconductors & Semiconductor Equipment—0.1%
1,603	[1]	Ambarella, Inc.	79,252
		Services to Medical Professionals—3.8%
15,978	[1]	Express Scripts Holding Co.	1,380,180
3,753	[1]	Molina Healthcare, Inc.	232,686
14,271		Quest Diagnostics, Inc.	969,714
28,320		UnitedHealth Group, Inc.	3,335,530
		TOTAL	5,918,110
		Shipbuilding—0.7%
9,357		Huntington Ingalls Industries, Inc.	1,122,279
		Shoes—0.2%
8,631	[1]	Skechers USA, Inc., Class A	269,287
		Soft Drinks—1.9%
14,400		Coca-Cola Enterprises, Inc.	739,296
13,800		Dr. Pepper Snapple Group, Inc.	1,233,306
9,266		PepsiCo, Inc.	946,893
		TOTAL	2,919,495
		Software Packaged/Custom—1.4%
19,200		CA, Inc.	532,032
10,000		Computer Sciences Corp.	665,900
4,497	[1]	Electronic Arts, Inc.	324,099
35,500		Symantec Corp.	731,300
		TOTAL	2,253,331
		Specialty Retailing—2.9%
8,000		Abercrombie & Fitch Co., Class A	169,520
4,700	[1]	AutoNation, Inc.	296,993
13,353	[1]	Bed Bath & Beyond, Inc.	796,239
2,900		Big Lots, Inc.	133,690
24,388		CVS Health Corp.	2,409,047
1,700		Children's Place, Inc./The	91,239
3,800		GNC Holdings, Inc.	113,050
5,159		Outerwall, Inc.	309,540
16,300		Staples, Inc.	211,737
		TOTAL	4,531,055
		Telecommunication Equipment & Services—1.2%
41,654		Cisco Systems, Inc.	1,201,718
22,800		Corning, Inc.	424,080
2,513	[1]	Dycom Industries, Inc.	191,214
		TOTAL	1,817,012
		Telephone Utility—1.1%
58,167		CenturyLink, Inc.	1,640,891
6

Shares			Value
		COMMON STOCKS—continued
		Textiles Apparel & Luxury Goods—0.6%
5,500	[1]	Fossil, Inc.	$299,255
7,800		PVH Corp.	709,410
		TOTAL	1,008,665
		Toys & Games—0.1%
9,388		Mattel, Inc.	230,757
		Truck Manufacturing—1.1%
5,330		Cummins, Inc.	551,708
6,600		OshKosh Truck Corp.	271,194
16,941		PACCAR, Inc.	891,944
		TOTAL	1,714,846
		Undesignated Consumer Cyclicals—0.3%
8,300	[1]	Herbalife Ltd.	465,132
		Uniforms—0.2%
2,940		Cintas Corp.	273,685
		Wireless Telecommunication Services—0.1%
3,742	[1]	T-Mobile USA, Inc.	141,784
		TOTAL COMMON STOCKS (IDENTIFIED COST $145,401,323)	152,878,259
		INVESTMENT COMPANY—1.7%
2,699,084	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.16%[3] (AT NET ASSET VALUE)	2,699,084
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $148,100,407)[4]	155,577,343
		OTHER ASSETS AND LIABILITIES - NET—0.2%[5]	248,089
		TOTAL NET ASSETS—100%	$155,825,432
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At October 31, 2015, the cost of investments for federal tax purposes was $148,100,407. The net unrealized appreciation of investments for federal tax purposes was $7,476,936. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,582,634 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,105,698.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
7

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2015, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
8
Federated MDT Balanced Fund
Portfolio of Investments
October 31, 2015 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—51.8%
		Aerospace & Defense—1.3%
2,283		General Dynamics Corp.	$339,208
3,466		Huntington Ingalls Industries, Inc.	415,712
4,097		Northrop Grumman Corp.	769,212
5,308	[1]	Spirit Aerosystems Holdings, Inc., Class A	279,944
		TOTAL	1,804,076
		Air Freight & Logistics—0.1%
2,035	[1]	Atlas Air Worldwide Holdings, Inc.	83,923
		Airlines—1.5%
6,600		Alaska Air Group, Inc.	503,250
7,662		Delta Air Lines, Inc.	389,536
16,269		Southwest Airlines Co.	753,092
8,686	[1]	United Continental Holdings, Inc.	523,853
		TOTAL	2,169,731
		Auto Components—0.3%
7,100		Goodyear Tire & Rubber Co.	233,164
2,119		Lear Corp.	265,002
		TOTAL	498,166
		Automobiles—0.3%
19,700		Ford Motor Co.	291,757
5,314		General Motors Co.	185,512
		TOTAL	477,269
		Banks—4.1%
11,267		Bank of America Corp.	189,060
15,836		Citigroup, Inc.	842,000
5,200		Comerica, Inc.	225,680
20,900		Fifth Third Bancorp	398,145
13,300		Huntington Bancshares, Inc.	145,901
27,203		JPMorgan Chase & Co.	1,747,793
16,358		KeyCorp	203,166
9,494		PNC Financial Services Group	856,929
6,300		Popular, Inc.	186,291
22,008		Wells Fargo & Co.	1,191,513
		TOTAL	5,986,478
		Beverages—0.8%
7,500		Coca-Cola Enterprises, Inc.	385,050
5,000		Dr. Pepper Snapple Group, Inc.	446,850
3,608		PepsiCo, Inc.	368,702
		TOTAL	1,200,602
		Biotechnology—2.2%
7,440		Amgen, Inc.	1,176,859
16,469		Gilead Sciences, Inc.	1,780,793
1,504	[1]	Isis Pharmaceuticals, Inc.	72,417
1,236	[1]	United Therapeutics Corp.	181,235
		TOTAL	3,211,304

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Building Products—0.1%
1,101		Smith (A.O.) Corp.	$84,579
		Capital Markets—0.1%
4,571		The Bank of New York Mellon Corp.	190,382
		Chemicals—1.4%
2,828		Axiall Corp.	57,267
18,021		LyondellBasell Industries NV - Class - A	1,674,331
6,208		Mosaic Co./The	209,768
1,600		Scotts Co.	105,856
		TOTAL	2,047,222
		Commercial Services—0.3%
1,162		Deluxe Corp.	69,197
7,600		Donnelley (R.R.) & Sons Co.	128,212
1,032		Ennis Business Forms, Inc.	20,671
10,000		Pitney Bowes, Inc.	206,500
		TOTAL	424,580
		Communications Equipment—0.8%
24,694		Cisco Systems, Inc.	712,422
10,747		Juniper Networks, Inc.	337,348
770	[1]	Palo Alto Networks, Inc.	123,970
		TOTAL	1,173,740
		Construction & Engineering—0.2%
869	[1]	Dycom Industries, Inc.	66,122
4,000	[1]	Jacobs Engineering Group, Inc.	160,560
		TOTAL	226,682
		Consumer Finance—0.6%
8,000	[1]	Ally Financial, Inc.	159,360
7,181		Capital One Financial Corp.	566,581
11,100		Navient Corp.	146,409
		TOTAL	872,350
		Containers & Packaging—0.1%
1,719		Avery Dennison Corp.	111,683
		Diversified Consumer Services—0.1%
8,100	[1]	Apollo Education Group, Inc.	58,806
1,500		DeVry Education Group, Inc.	35,340
		TOTAL	94,146
		Diversified Telecommunication Services—2.0%
6,817		AT&T, Inc.	228,438
27,457		CenturyLink, Inc.	774,562
38,830		Verizon Communications	1,820,350
		TOTAL	2,823,350
		Electric Utilities—0.3%
5,738		Entergy Corp.	391,102
		Electrical Equipment—0.1%
900		Acuity Brands, Inc., Holding Company	196,740
		Electronic Equipment Instruments & Components—1.9%
12,400	[1]	Arrow Electronics, Inc.	681,876
7,100		Avnet, Inc.	322,553
5,300		CDW Corp.	236,857
1,900	[1]	Insight Enterprises, Inc.	48,260

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Electronic Equipment Instruments & Components—continued
9,200		Jabil Circuit, Inc.	$211,416
7,000	[1]	Sanmina Corp.	144,690
11,300	[1]	Tech Data Corp.	822,527
22,000		Vishay Intertechnology, Inc.	233,200
		TOTAL	2,701,379
		Energy Equipment & Services—0.3%
8,048		National Oilwell Varco, Inc.	302,927
5,174		Noble Corp. PLC	69,694
		TOTAL	372,621
		Food & Staples Retailing—1.8%
11,188		CVS Health Corp.	1,105,151
30,970		Kroger Co.	1,170,666
6,416		Wal-Mart Stores, Inc.	367,252
		TOTAL	2,643,069
		Food Products—1.0%
1,552		Archer-Daniels-Midland Co.	70,864
3,100		Bunge Ltd.	226,176
4,289		Fresh Del Monte Produce, Inc.	195,707
3,700		Ingredion, Inc.	351,722
6,261		Keurig Green Mountain Coffee, Inc.	317,746
8,300		Pilgrims Pride Corp.	157,617
2,100		Sanderson Farms, Inc.	145,971
		TOTAL	1,465,803
		Health Care Equipment & Supplies—0.6%
1,081	[1]	Abiomed, Inc.	79,626
16,858		Baxter International, Inc.	630,321
5,137	[1]	Hologic, Inc.	199,624
		TOTAL	909,571
		Health Care Providers & Services—2.7%
1,432		Aetna, Inc.	164,365
1,947		Anthem, Inc.	270,925
4,426		Cardinal Health, Inc.	363,817
1,192	[1]	Community Health Systems, Inc.	33,424
4,862	[1]	Express Scripts Holding Co.	419,979
6,902	[1]	HCA Holdings, Inc.	474,789
6,522		Quest Diagnostics, Inc.	443,170
13,923		UnitedHealth Group, Inc.	1,639,851
971		Universal Health Services, Inc., Class B	118,549
		TOTAL	3,928,869
		Hotels Restaurants & Leisure—0.2%
1,528		Cracker Barrel Old Country Store, Inc.	210,039
1,240		Darden Restaurants, Inc.	76,743
820		Wyndham Worldwide Corp.	66,707
		TOTAL	353,489
		Household Durables—0.1%
2,600		Tupperware Brands Corp.	153,062
		Independent Power and Renewable Electricity Producers—0.1%
15,600		AES Corp.	170,820

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Insurance—4.0%
6,489		Allstate Corp.	$401,539
16,651		American International Group, Inc.	1,050,012
8,409		Assured Guaranty Ltd.	230,743
2,571		Everest Re Group Ltd.	457,561
2,858		Hartford Financial Services Group, Inc.	132,211
21,645		Prudential Financial	1,785,713
15,072		The Travelers Cos, Inc.	1,701,478
		TOTAL	5,759,257
		Internet & Catalog Retail—0.8%
1,795	[1]	Amazon.com, Inc.	1,123,491
		Internet Software & Services—1.3%
60,941	[1]	eBay, Inc.	1,700,254
3,000		IAC Interactive Corp.	201,030
		TOTAL	1,901,284
		IT Services—0.5%
5,400		Computer Sciences Corp.	359,586
10,000		Western Union Co.	192,500
14,300		Xerox Corp.	134,277
		TOTAL	686,363
		Machinery—1.4%
4,100		AGCO Corp.	198,399
1,733		Caterpillar, Inc.	126,492
1,453		Cummins, Inc.	150,400
2,525		Dover Corp.	162,686
25,556		Joy Global, Inc.	439,052
3,100		OshKosh Truck Corp.	127,379
6,068		PACCAR, Inc.	319,480
1,710	[1]	SPX Corp.	20,947
15,300		Trinity Industries, Inc.	414,171
		TOTAL	1,959,006
		Media—0.5%
3,352	[1]	MSG Networks, Inc.	68,783
14,600		Viacom, Inc., Class B - New	719,926
		TOTAL	788,709
		Metals & Mining—0.1%
7,500		United States Steel Corp.	87,600
		Multi-Utilities—0.3%
3,524		NiSource, Inc.	67,520
10,067		Public Service Enterprises Group, Inc.	415,666
		TOTAL	483,186
		Multiline Retail—1.9%
2,400		Big Lots, Inc.	110,640
2,169		Dillards, Inc., Class A	194,082
6,759		Kohl's Corp.	311,725
9,492		Macy's, Inc.	483,902
21,311		Target Corp.	1,644,783
		TOTAL	2,745,132

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Oil Gas & Consumable Fuels—2.6%
8,120		HollyFrontier Corp.	$397,636
18,920		Marathon Petroleum Corp.	980,056
5,400		Murphy Oil Corp.	153,522
3,000		Tesoro Petroleum Corp.	320,790
28,132		Valero Energy Corp.	1,854,462
		TOTAL	3,706,466
		Paper & Forest Products—0.2%
3,600		Domtar Corp.	148,464
3,708		International Paper Co.	158,295
		TOTAL	306,759
		Personal Products—0.3%
9,700		Avon Products, Inc.	39,091
5,400	[1]	Herbalife Ltd.	302,616
3,147		Nu Skin Enterprises, Inc.	120,247
		TOTAL	461,954
		Pharmaceuticals—0.8%
2,200	[1]	Lannett Co., Inc.	98,494
2,129		Merck & Co., Inc.	116,371
28,703		Pfizer, Inc.	970,736
		TOTAL	1,185,601
		Professional Services—0.1%
894		Manpower Group, Inc.	82,051
		Real Estate Investment Trusts—4.8%
9,000		Acadia Realty Trust	296,010
2,250		Avalonbay Communities, Inc.	393,368
1,200		Boston Properties, Inc.	151,020
11,000		Brandywine Realty Trust	148,500
5,000		Coresite Realty Corp.- REIT	274,750
19,600		CubeSmart, REIT	545,272
11,500		DCT Industrial Trust, Inc.	426,880
7,000		Equity Lifestyle Properties, Inc.	423,360
2,000		Essex Property Trust, Inc.	440,880
6,200		Extra Space Storage, Inc.	491,288
7,000		Hersha Hospitality Trust	168,070
5,000		Hudson Pacific Properties, Inc.	142,850
3,200		Kilroy Realty Corp.	210,688
3,725		Kite Realty Group Trust	98,377
3,000		Mid-American Apartment Communities, Inc.	255,570
39,500		New Residential Investment Corp.	479,135
5,200		Pebblebrook Hotel Trust	177,736
8,500		ProLogis, Inc.	363,205
3,150		Simon Property Group, Inc.	634,599
25,000		Two Harbors Investment Corp.	211,500
8,500		UDR, Inc.	292,910
12,000		Urban Edge Properties	284,880
		TOTAL	6,910,848
		Road & Rail—0.1%
1,429	[1]	Avis Budget Group, Inc.	71,364

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Semiconductors & Semiconductor Equipment—0.6%
12,322		Intel Corp.	$417,223
3,810	[1]	Micron Technology, Inc.	63,093
4,595		Skyworks Solutions, Inc.	354,918
		TOTAL	835,234
		Software—0.6%
14,300		CA, Inc.	396,253
1,981	[1]	Electronic Arts, Inc.	142,771
16,000		Symantec Corp.	329,600
		TOTAL	868,624
		Specialty Retail—2.0%
5,200		Abercrombie & Fitch Co., Class A	110,188
1,800	[1]	AutoNation, Inc.	113,742
4,602	[1]	Bed Bath & Beyond, Inc.	274,417
7,100		Best Buy Co., Inc.	248,713
1,200		Children's Place, Inc./The	64,404
4,700		Foot Locker, Inc.	318,425
7,400		GameStop Corp.	340,918
12,327		Gap (The), Inc.	335,541
3,800		Guess ?, Inc.	79,990
1,391	[1]	O'Reilly Automotive, Inc.	384,278
1,474		Outerwall, Inc.	88,440
2,300		Rent-A-Center, Inc.	42,297
3,900	[1]	Sally Beauty Holdings, Inc.	91,689
13,300		Staples, Inc.	172,767
1,400	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	243,544
		TOTAL	2,909,353
		Technology Hardware Storage & Peripherals—2.9%
15,278		Apple, Inc.	1,825,721
13,864		Hewlett-Packard Co.	373,773
11,986		International Business Machines Corp.	1,678,999
8,700		NetApp, Inc.	295,800
		TOTAL	4,174,293
		Textiles Apparel & Luxury Goods—0.5%
2,073	[1]	Fossil Group, Inc.	112,792
3,200		PVH Corp.	291,040
9,600	[1]	Skechers USA, Inc., Class A	299,520
		TOTAL	703,352
		Tobacco—0.1%
2,091		Altria Group, Inc.	126,443
		Wireless Telecommunication Services—0.0%
1,709	[1]	T-Mobile USA, Inc.	64,754
		TOTAL COMMON STOCKS (IDENTIFIED COST $70,071,753)	74,707,912
		ASSET-BACKED SECURITIES—1.1%
		Auto Receivables—0.3%
$300,000		BMW Vehicle Trust 2014-1, A4, 0.99%, 08/21/2017	300,163
23,812		CS First Boston Mortgage Securities Corp. 2002-HE4, AF, 5.51%, 08/25/2032	26,865
100,000		Navient Student Loan Trust 2014-1, A2, 0.506%, 03/27/2023	98,911

Shares or Principal Amount			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$25,000		Santander Drive Auto Receivables Trust 2013-1, D, 2.27%, 01/15/2019	$25,236
		TOTAL	451,175
		Credit Card—0.8%
350,000		Capital One Multi-Asset Execution Trust 2004-B3, B3, 0.925%, 01/18/2022	351,354
250,000		Citibank Credit Card Issuance Trust 2014-A2, A2, 1.02%, 02/22/2019	250,083
300,000		Discover Card Master Trust I 2012—B3, B3, 0.645%, 05/15/2018	300,003
300,000	[2,3]	Penarth Master Issuer 2015-1A, A1, 0.596%, 03/18/2019	299,629
		TOTAL	1,201,069
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,650,228)	1,652,244
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.0%
		Commercial Mortgage—2.0%
877	[4]	Bear Stearns Mortgage Securities, Inc., 1997-6 1A, 6.343%, 3/25/2031	902
200,000		Citigroup Commercial Mortgage Trust 2013-GC11 B, 3.732%, 4/10/2046	199,818
350,000		Citigroup Commercial Mortgage Trust 2015-GC33 AS, 4.114%, 9/10/2058	362,686
70,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	74,577
125,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	133,545
200,000	[2,3]	Commercial Mortgage Trust 2013-CR8 B, 3.966%, 6/10/2046	204,524
200,000		Commercial Mortgage Trust 2014-LC17 B, 4.490%, 10/10/2047	207,625
300,000		Commercial Mortgage Trust 2015-DC1 AM, 3.724%, 2/10/2048	302,774
200,000	[2,3]	FREMF Mortgage Trust 2013-K25, B, 3.618%, 11/25/2045	198,124
2,650		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	2,891
5,165		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	5,726
9,162		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	10,395
11,743		Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	13,088
92		Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	93
2,245		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	2,355
100,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	106,881
135,000		GS Mortgage Securities Corp. II 2012-GCJ7 B, 4.74%, 5/10/2045	144,992
8,998		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	10,163
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.266%, 2/12/2051	108,779
50,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.073%, 12/12/2049	53,156
100,000		Morgan Stanley Capital I 2012-C4 AS, 3.773%, 3/15/2045	104,879
150,000	[2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6 B, 3.875%, 4/10/2046	151,212
25,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	26,763
300,000		WF-RBS Commercial Mortgage Trust 2014-C25 AS, 3.984%, 11/15/2047	309,747
150,000		WF-RBS Commercial Mortgage Trust 2014-C25 B, 4.236%, 11/15/2047	153,136
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,879,672)	2,888,831
		CORPORATE BONDS—13.0%
		Basic Industry - Chemicals—0.1%
20,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.000%, 12/07/2015	20,054
35,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	37,703
70,000		RPM International, Inc., 6.500%, 02/15/2018	76,404
20,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	22,231
22,000		Rohm & Haas Co., 6.000%, 09/15/2017	23,666
		TOTAL	180,058
		Basic Industry - Metals & Mining—0.7%
100,000		Alcoa, Inc., 5.870%, 02/23/2022	105,000
80,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	84,600

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
$15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	$12,075
100,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	91,562
62,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	60,591
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 07/15/2021	40,872
20,000	[2,3]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.200%, 10/01/2022	18,092
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	94,415
85,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.500%, 07/15/2018	94,218
150,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.250%, 12/14/2018	149,838
20,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	19,210
160,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	180,980
		TOTAL	951,453
		Basic Industry - Paper—0.0%
10,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.250%, 03/15/2023	9,693
20,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.700%, 03/15/2021	21,336
		TOTAL	31,029
		Capital Goods - Aerospace & Defense—0.2%
211,000	[2,3]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	212,582
20,000		Raytheon Co., Sr. Note, 4.400%, 02/15/2020	21,862
10,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	10,295
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 2/15/2067	29,701
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	51,545
		TOTAL	325,985
		Capital Goods - Building Materials—0.0%
14,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	15,965
		Capital Goods - Construction Machinery—0.0%
40,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/01/2021	44,188
		Capital Goods - Diversified Manufacturing—0.3%
15,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 05/08/2022	14,853
15,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 04/15/2020	16,315
60,000		Dover Corp., Note, 5.450%, 03/15/2018	65,435
30,000		Emerson Electric Co., 4.875%, 10/15/2019	33,246
200,000		General Electric Co., Sr. Unsecd. Note, 4.125%, 10/09/2042	197,294
80,000		Hubbell, Inc., 5.950%, 06/01/2018	88,092
50,000		Pentair, Ltd., Company Guarantee, 5.000%, 05/15/2021	52,866
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	17,555
		TOTAL	485,656
		Capital Goods - Environmental—0.1%
85,000		Republic Services, Inc., Company Guarantee, 5.500%, 09/15/2019	94,592
		Capital Goods - Packaging—0.0%
45,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.900%, 06/15/2022	46,197
10,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.000%, 03/01/2023	10,245
10,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.450%, 03/01/2019	10,564
		TOTAL	67,006
		Communications - Cable & Satellite—0.2%
200,000	[2,3]	CCO Safari II LLC, Series 144A, 4.908%, 07/23/2025	204,089
90,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.150%, 04/30/2020	101,736
30,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	35,001
		TOTAL	340,826

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Communications - Media & Entertainment—0.4%
$75,000		21st Century Fox America, 8.000%, 10/17/2016	$79,895
75,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	80,811
30,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.250%, 11/15/2017	30,074
25,000		Moody's Corp., Sr. Unsecd. Note, 5.500%, 09/01/2020	27,919
20,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	20,320
100,000	[2,3]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.000%, 05/17/2016	101,490
30,000		Viacom, Inc., 2.500%, 09/01/2018	30,196
25,000		Viacom, Inc., Sr. Unsecd. Note, 2.500%, 12/15/2016	25,324
100,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	95,037
150,000		WPP Finance 2010, Sr. Unsecd. Note, 5.625%, 11/15/2043	156,077
		TOTAL	647,143
		Communications - Telecom Wireless—0.3%
100,000		American Tower Corp., Sr. Unsecd. Note, 3.400%, 02/15/2019	103,450
50,000		American Tower Corp., Sr. Unsecd. Note, 4.500%, 01/15/2018	52,520
100,000	[2,3]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 01/15/2017	102,693
90,000		Orange SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	100,127
30,000	[2,3]	SBA Tower Trust, Series 144A, 5.101%, 04/17/2017	30,669
90,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 05/15/2022	93,573
		TOTAL	483,032
		Communications - Telecom Wirelines—0.3%
10,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.650%, 03/15/2042	8,600
90,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 03/15/2024	94,347
175,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	195,103
60,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	68,255
		TOTAL	366,305
		Consumer Cyclical - Automotive—0.6%
175,000		American Honda Finance Co, Series MTN, 0.490%, 7/14/2017	174,745
175,000		American Honda Finance Co, Unsecd. Deb., Series MTN, 2.250%, 08/15/2019	175,627
10,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 01/18/2031	14,485
100,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	99,517
150,000		General Motors Financial , Sr. Unsecd. Note, 3.100%, 01/15/2019	150,718
20,000	[2,3]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 03/15/2016	20,238
10,000	[2,3]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.700%, 03/15/2017	10,194
100,000	[2,3]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 08/09/2018	101,710
65,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.500%, 04/03/2018	66,534
20,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	20,265
		TOTAL	834,033
		Consumer Cyclical - Leisure—0.2%
200,000	[2]	Football Trust V, Pass Thru Cert., Series 144A, 5.350%, 10/05/2020	221,565
		Consumer Cyclical - Lodging—0.1%
30,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 07/15/2023	27,982
50,000		Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 03/01/2019	51,092
		TOTAL	79,074
		Consumer Cyclical - Retailers—0.6%
50,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	52,073
250,000		AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 04/15/2025	245,531
160,000		Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/01/2025	159,270
10,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 01/14/2021	10,980
35,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 3.300%, 04/22/2024	36,406

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—continued
$300,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 4.300%, 04/22/2044	$305,212
		TOTAL	809,472
		Consumer Cyclical - Services—0.1%
65,000		Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	72,130
10,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/01/2111	11,605
		TOTAL	83,735
		Consumer Non-Cyclical - Food/Beverage—0.5%
100,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	101,945
200,000	[2,3]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.200%, 04/09/2023	194,554
50,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	50,612
25,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.000%, 02/01/2024	26,152
150,000		PepsiCo, Inc., 2.750%, 04/30/2025	146,096
70,000		PepsiCo, Inc., Sr. Unsecd. Note, 4.450%, 04/14/2046	71,934
30,000		The Coca-Cola Co., Sr. Unsecd. Note, 1.800%, 09/01/2016	30,332
50,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 06/15/2022	53,256
		TOTAL	674,881
		Consumer Non-Cyclical - Health Care—0.1%
15,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/01/2022	14,700
10,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 08/23/2022	10,151
70,000		Stryker Corp., Sr. Unsecd. Note, 1.300%, 04/01/2018	69,819
10,000		Zimmer Holdings, Inc., Sr. Note, 5.750%, 11/30/2039	11,062
		TOTAL	105,732
		Consumer Non-Cyclical - Pharmaceuticals—0.5%
230,000		Biogen Idec, Inc., Sr. Unsecd. Note, 2.900%, 09/15/2020	232,559
10,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.750%, 08/15/2016	10,121
300,000		Eli Lilly & Co., 3.700%, 03/01/2045	283,036
180,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 03/01/2026	182,292
30,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	34,173
		TOTAL	742,181
		Consumer Non-Cyclical - Products—0.0%
10,000		Clorox Co., Sr. Unsecd. Note, 3.550%, 11/01/2015	10,000
		Consumer Non-Cyclical - Tobacco—0.1%
24,000		Altria Group, Inc., 9.250%, 08/06/2019	29,644
30,000		Altria Group, Inc., Sr. Unsecd. Note, 4.000%, 01/31/2024	31,667
30,000		Philip Morris International, Inc., 5.650%, 05/16/2018	33,096
		TOTAL	94,407
		Energy - Independent—0.1%
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	33,568
75,000		XTO Energy, Inc., 6.375%, 06/15/2038	99,895
60,000		XTO Energy, Inc., 6.750%, 08/01/2037	83,631
		TOTAL	217,094
		Energy - Integrated—0.2%
30,000		BP Capital Markets America, Inc., Company Guarantee, 4.200%, 06/15/2018	31,776
75,000		Husky Energy, Inc., 4.000%, 04/15/2024	71,219
100,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	105,289
90,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 05/20/2023	65,812
50,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	40,813
25,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 01/18/2024	25,043
		TOTAL	339,952

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Midstream—0.4%
$100,000		Energy Transfer Partners, Sr. Unsecd. Note, 4.050%, 03/15/2025	$88,192
75,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	70,874
10,000	[2,3]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	10,910
150,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.000%, 03/01/2043	118,165
100,000		Kinder Morgan, Inc., 5.050%, 02/15/2046	79,617
20,000	[2,3]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.800%, 10/15/2022	18,488
200,000		Williams Partners LP, 5.100%, 09/15/2045	154,561
40,000		Williams Partners LP, 5.250%, 03/15/2020	42,100
30,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	29,983
		TOTAL	612,890
		Energy - Oil Field Services—0.1%
15,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	14,378
20,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 09/15/2021	18,232
50,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.100%, 09/15/2023	44,128
15,000		Noble Holding International Ltd., Company Guarantee, 4.900%, 08/01/2020	12,899
		TOTAL	89,637
		Energy - Refining—0.2%
10,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 03/01/2041	10,988
50,000		Phillips 66, Sr. Unsecd. Note, 4.300%, 04/01/2022	53,151
30,000		Valero Energy Corp., 7.500%, 04/15/2032	35,997
10,000		Valero Energy Corp., 9.375%, 03/15/2019	12,137
95,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	105,497
		TOTAL	217,770
		Financial Institution - Banking—3.0%
74,000		American Express Co., 2.650%, 12/02/2022	72,544
50,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 09/19/2016	50,916
40,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 03/28/2016	40,500
50,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	50,545
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.000%, 05/13/2021	110,156
200,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 04/21/2025	197,262
50,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.450%, 04/09/2018	49,815
250,000		Branch Banking & Trust Co., Sub. Note, 3.800%, 10/30/2026	255,157
120,000		Capital One Financial Corp., Sr. Sub., 4.200%, 10/29/2025	120,295
250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 04/27/2025	244,961
20,000		Citigroup, Inc., Sr. Unsecd. Note, 4.450%, 01/10/2017	20,758
100,000		Citigroup, Inc., Sub. Note, 4.450%, 09/29/2027	100,543
25,000		City National Corp., Sr. Unsecd. Note, 5.250%, 09/15/2020	28,184
30,000		Comerica, Inc., 3.800%, 07/22/2026	29,818
40,000		Deutsche Bank AG London, Sr. Unsecd. Note, 3.250%, 01/11/2016	40,206
200,000		Fifth Third Bancorp, Sr. Unsecd. Note, 1.350%, 06/01/2017	200,155
80,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 07/27/2020	80,670
20,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 01/25/2016	20,135
275,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 01/22/2023	281,153
25,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	30,117
30,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.150%, 04/01/2018	33,049
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	182,050
50,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 04/05/2021	55,954
200,000		HSBC Holdings PLC, Sub. Note, 5.250%, 03/14/2044	211,710
250,000		Huntington National Bank, Sr. Unsecd. Note, 2.200%, 04/01/2019	249,520

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$175,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 4.850%, 02/01/2044	$186,990
400,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	393,210
250,000		Manufacturers & Traders T, Sr. Unsecd. Note, Series BKNT, 0.619%, 7/25/2017	249,239
65,000		Morgan Stanley, Sr. Unsecd. Note, 4.750%, 03/22/2017	67,937
150,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 07/24/2042	189,191
175,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 05/22/2023	178,168
20,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 03/09/2017	20,802
30,000		Wachovia Corp., Sr. Unsecd. Note, Series MTN, 5.750%, 02/01/2018	32,708
70,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	77,291
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	114,191
		TOTAL	4,265,900
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
80,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 01/15/2026	80,964
40,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	39,311
125,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 04/15/2021	140,807
13,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 04/01/2024	14,623
		TOTAL	275,705
		Financial Institution - Finance Companies—0.0%
30,000		General Electric Capital , Sr. Unsecd. Note, 3.100%, 01/09/2023	30,406
		Financial Institution - Insurance - Health—0.1%
45,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.750%, 07/15/2045	48,012
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	56,123
		TOTAL	104,135
		Financial Institution - Insurance - Life—0.9%
200,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	204,574
10,000		Aflac, Inc., Sr. Unsecd. Note, 6.900%, 12/17/2039	12,816
25,000		American International Group, Inc., 4.500%, 07/16/2044	24,609
35,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 02/15/2024	37,056
150,000		American International Group, Inc., Sr. Unsecd. Note, 6.250%, 05/01/2036	180,683
10,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	10,596
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 08/01/2039	15,775
250,000		MetLife, Inc., Sr. Unsecd. Note, 3.600%, 04/10/2024	257,394
250,000		MetLife, Inc., Sr. Unsecd. Note, 4.050%, 03/01/2045	237,547
15,000	[2,3]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	20,117
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 05/15/2023	9,805
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 09/15/2022	9,955
150,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 5.625%, 05/12/2041	172,796
50,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	60,770
		TOTAL	1,254,493
		Financial Institution - Insurance - P&C—0.3%
100,000		ACE INA Holdings, Inc., 3.350%, 05/03/2026	100,515
1,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	1,058
75,000		CNA Financial Corp., 6.500%, 08/15/2016	77,923
30,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	35,234
20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	22,074
100,000	[2,3]	Liberty Mutual Group, Inc., 4.850%, Series 144A, 08/01/2044	99,088
65,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	98,942
50,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	50,197
		TOTAL	485,031

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Apartment—0.0%
$20,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	$19,510
10,000		UDR, Inc., Company Guarantee, 4.625%, 01/10/2022	10,750
		TOTAL	30,260
		Financial Institution - REIT - Healthcare—0.1%
40,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	45,502
50,000		Healthcare Trust of America, 3.700%, 04/15/2023	48,982
		TOTAL	94,484
		Financial Institution - REIT - Office—0.1%
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	49,865
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2022	52,317
55,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	61,712
		TOTAL	163,894
		Financial Institution - REIT - Other—0.1%
75,000		Liberty Property LP, 6.625%, 10/01/2017	81,494
50,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	50,488
75,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	75,896
		TOTAL	207,878
		Financial Institution - REIT - Retail—0.1%
20,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	21,406
50,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/01/2022	50,080
20,000		Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	21,606
30,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 06/01/2020	34,262
		TOTAL	127,354
		Financial Institution - REITs—0.2%
240,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.000%, 06/15/2025	232,501
		Sovereign—0.0%
30,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 06/15/2022	32,427
		Technology—0.6%
45,000		Apple, Inc., Sr. Unsecd. Note, 1.000%, 05/03/2018	44,889
30,000		Apple, Inc., Sr. Unsecd. Note, 2.400%, 05/03/2023	29,365
115,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	115,416
140,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	143,752
60,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	60,940
20,000		Corning, Inc., Unsecd. Note, 4.750%, 03/15/2042	19,589
180,000		Fidelity National Informa, Sr. Unsecd. Note, 5.000%, 10/15/2025	186,685
100,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	95,432
70,000	[2,3]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 3.600%, 10/15/2020	70,592
20,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 08/10/2022	20,503
30,000		Intel Corp., Sr. Unsecd. Note, 4.900%, 07/29/2045	31,311
10,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.950%, 03/15/2041	9,673
10,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 09/12/2022	10,164
25,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 01/15/2019	26,470
50,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 06/15/2045	48,043
20,000		Xerox Corp., Sr. Unsecd. Note, 2.950%, 03/15/2017	20,214
		TOTAL	933,038
		Transportation - Airlines—0.1%
130,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 03/01/2017	136,571

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Transportation - Railroads—0.1%
$50,000		Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	$57,453
30,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.000%, 05/15/2023	28,728
		TOTAL	86,181
		Transportation - Services—0.1%
90,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	97,894
50,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	50,392
30,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 01/15/2021	31,454
		TOTAL	179,740
		Utility - Electric—0.4%
5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	5,713
70,000	[2,3]	Electricite de France SA, Note, Series 144A, 5.600%, 01/27/2040	77,036
100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	102,063
10,000		Great Plains Energy, Inc., Note, 4.850%, 06/01/2021	10,888
9,600	[2,3]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 07/01/2017	9,915
25,000		National Rural Utilities, Sr. Unsecd. Note, Series MTNC, 8.000%, 03/01/2032	34,798
50,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 09/15/2019	50,226
80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	86,914
25,000		PSEG Power LLC, Sr. Unsecd. Note, 4.300%, 11/15/2023	25,530
75,000		PSI Energy, Inc., Bond, 6.050%, 06/15/2016	77,429
50,000		Progress Energy, Inc., 7.050%, 03/15/2019	57,539
10,000		TECO Finance, Inc., Company Guarantee, 5.150%, 03/15/2020	10,929
40,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	42,749
		TOTAL	591,729
		Utility - Natural Gas—0.2%
20,000		Atmos Energy Corp., 8.500%, 03/15/2019	23,790
100,000		Atmos Energy Corp., Sr. Unsecd. Note, 4.125%, 10/15/2044	97,858
50,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 09/15/2021	48,627
40,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	41,673
65,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 03/01/2023	60,743
55,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	56,732
		TOTAL	329,423
		TOTAL CORPORATE BONDS (IDENTIFIED COST $18,399,696)	18,726,811
		MORTGAGE-BACKED SECURITY—0.0%
		Federal National Mortgage Association—0.0%
1,521		Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016 (IDENTIFIED COST $1,578)	1,560
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
70,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $70,000)	80,369
		U.S. TREASURY—0.5%
50,000		United States Treasury Note, 1.625%, 12/31/2019	50,451
10,000		United States Treasury Note, 2.250%, 11/15/2024	10,110
360,978		U.S. Treasury Inflation-Protected Bond, Series TIPS of, 1.375%, 2/15/2044	375,191
157,947		U.S. Treasury Inflation-Protected Note, Series A-2022, 0.125%, 1/15/2022	154,366
175,649	[5]	U.S. Treasury Inflation-Protected Note, Series D-2024, 0.125%, 7/15/2024	168,443
		TOTAL U.S. TREASURY (IDENTIFIED COST $788,046)	758,561

Shares or Principal Amount		Value
	EXCHANGE-TRADED FUNDS—11.5%
$66,000	iShares Core MSCI Emerging Markets ETF	$2,794,440
107,500	iShares Currency Hedged MSCI EAFE ETF	2,825,100
180,000	iShares MSCI EAFE ETF	10,999,800
	TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $17,676,393)	16,619,340
	INVESTMENT COMPANIES—20.0%[6]
33,684	Emerging Markets Fixed Income Core Fund	1,161,374
119,298	Federated Bank Loan Core Fund	1,187,014
1,165,054	Federated Mortgage Core Portfolio	11,568,987
244,197	Federated Project and Trade Finance Core Fund	2,283,238
6,939,422	Federated Prime Value Obligations Fund, Institutional Shares, 0.16%[7]	6,939,422
930,203	High Yield Bond Portfolio	5,730,049
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $29,629,841)	28,870,084
	TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $141,167,207)[8]	144,305,712
	OTHER ASSETS AND LIABILITIES - NET—0.0%[9]	31,426
	TOTAL NET ASSETS—100%	$144,337,138
At October 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[1]United States Treasury Bond Ultra Long Futures	2	$319,500	December 2015	$7,433
[1]United States Treasury Note 2-Year Long Futures	110	$24,052,188	December 2015	$(11,895)
[1]United States Treasury Long Bond Short Futures	2	$312,875	December 2015	$(3,255)
[1]United States Treasury Note 5-Year Short Futures	40	$4,790,938	December 2015	$6,313
[1]United States Treasury Note 10-Year Short Futures	33	$4,213,688	December 2015	$9,110
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$7,706
The average notional value of long and short futures contracts held by the Fund throughout the period was $19,775,609 and $9,239,219, respectively. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2015, these restricted securities amounted to $2,748,604, which represented 1.9% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2015, these liquid restricted securities amounted to $2,527,039, which represented 1.8% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, that have been deemed liquid by the Trustees, if applicable held at October 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.350%, 10/05/2020	3/24/2010	$200,000	$221,565
4	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
5	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Affiliated holdings.
7	7-day net yield.
8	At October 31, 2015, the cost of investments for federal tax purposes was $141,167,332. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures was $3,138,380. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,553,584 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,415,204.

9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$71,590,969	$—	$—	$71,590,969
International	3,116,943	—	—	3,116,943
Debt Securities:
Asset-Backed Securities	—	1,652,244	—	1,652,244
Collateralized Mortgage Obligations	—	2,888,831	—	2,888,831
Corporate Bonds	—	18,726,811	—	18,726,811
Mortgage-Backed Security	—	1,560	—	1,560
Municipal Bond	—	80,369	—	80,369
U.S. Treasury	—	758,561	—	758,561
Exchange-Traded Funds	16,619,340	—	—	16,619,340
Investment Companies[1]	6,939,422	21,930,662	—	28,870,084
TOTAL SECURITIES	$98,266,674	$46,039,038	$—	$144,305,712
OTHER FINANCIAL INSTRUMENTS[2]	$7,706	$—	$—	$7,706
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available, and with respect to Federated Project and Trade Finance Core Fund, due to the fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
TIPS	—Treasury Inflation-Protected Notes
17
Federated MDT Large Cap Growth Fund
Portfolio of Investments
October 31, 2015 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Agricultural Chemicals—0.6%
8,035		Scotts Miracle-Gro Co.	$531,596
		Airline - National—1.5%
13,961	[1]	Jet Blue Airways Corp.	346,791
15,654	[1]	United Continental Holdings, Inc.	944,093
		TOTAL	1,290,884
		Airline - Regional—2.8%
11,303		Alaska Air Group, Inc.	861,854
34,884		Southwest Airlines Co.	1,614,780
		TOTAL	2,476,634
		Airlines—0.1%
1,702		Delta Air Lines, Inc.	86,530
		Apparel—0.2%
1,695		Carter's, Inc.	154,042
		AT&T Divestiture—2.6%
48,867		Verizon Communications, Inc.	2,290,885
		Auto Components—0.5%
14,600		Goodyear Tire & Rubber Co.	479,464
		Auto Manufacturing—0.4%
25,317		Ford Motor Co.	374,945
		Auto Original Equipment Manufacturers—2.8%
2,739		Lear Corp.	342,540
7,443	[1]	O'Reilly Automotive, Inc.	2,056,203
		TOTAL	2,398,743
		Auto Rentals—0.1%
1,678	[1]	United Rentals, Inc.	125,615
		Baking—0.4%
12,348		Flowers Foods, Inc.	333,396
		Biotechnology—6.7%
13,944		Amgen, Inc.	2,205,662
21,881		Gilead Sciences, Inc.	2,365,992
3,637	[1]	Myriad Genetics, Inc.	146,826
1,958	[1]	Regeneron Pharmaceuticals, Inc.	1,091,370
		TOTAL	5,809,850
		Broadcasting—0.8%
9,456		CBS Corp., Class B	439,893
9,100	[1]	Discovery Communications, Inc.	267,904
		TOTAL	707,797
		Building Supply Stores—0.8%
5,408		Home Depot, Inc.	668,645
		Cable TV—2.8%
1,248	[1]	AMC Networks, Inc.	92,215
4,600	[1]	MSG Networks, Inc.	94,392
46,452		Viacom, Inc., Class B	2,290,548
		TOTAL	2,477,155
		Chemicals—2.5%
23,683		LyondellBasell Investment LLC	2,200,388
1

Shares			Value
		COMMON STOCKS—continued
		Clothing Stores—1.0%
32,043		Gap (The), Inc.	$872,210
		Communications Equipment—0.5%
2,775	[1]	Palo Alto Networks, Inc.	446,775
		Computer Services—0.7%
2,332		Global Payments, Inc.	318,108
3,747	[1]	Salesforce.com, Inc.	291,179
		TOTAL	609,287
		Computers - High End—2.5%
15,488		IBM Corp.	2,169,559
		Computers - Low End—6.5%
47,718		Apple, Inc.	5,702,301
		Construction & Engineering—0.3%
5,300		Chicago Bridge & Iron Co., N.V.	237,811
		Construction Machinery—0.2%
8,900		Joy Global, Inc.	152,902
		Cosmetics & Toiletries—1.2%
15,906		Avon Products, Inc.	64,101
5,600	[1]	Sally Beauty Holdings, Inc.	131,656
4,870	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	847,185
		TOTAL	1,042,942
		Defense Aerospace—0.9%
15,012	[1]	Spirit Aerosystems Holdings, Inc., Class A	791,733
		Department Stores—1.2%
2,873		Dillards, Inc., Class A	257,076
9,900		Target Corp.	764,082
		TOTAL	1,021,158
		Discount Department Stores—0.6%
9,435		Wal-Mart Stores, Inc.	540,059
		Diversified Consumer Services—0.1%
2,697	[1]	ServiceMaster Global Holdings, Inc.	96,148
		Diversified Tobacco—0.6%
8,724		Altria Group, Inc.	527,540
		Education & Training Services—0.0%
5,400	[1]	Apollo Group, Inc., Class A	39,204
		Electronic Equipment Instruments & Components—0.4%
8,520		CDW Corp.	380,759
		Ethical Drugs—0.5%
1,597		Eli Lilly & Co.	130,268
2,194	[1]	United Therapeutics Corp.	321,706
		TOTAL	451,974
		Financial Services—2.8%
14,400	[1]	Ally Financial, Inc.	286,848
9,876		Ameriprise Financial, Inc.	1,139,295
1,941		Total System Services, Inc.	101,805
1,132		Visa, Inc., Class A	87,821
44,090		Western Union Co.	848,733
		TOTAL	2,464,502
		Food Products—0.8%
13,698		Keurig Green Mountain Coffee, Inc.	695,173
2

Shares			Value
		COMMON STOCKS—continued
		Grocery Chain—2.8%
60,896		Kroger Co.	$2,301,869
3,415		Whole Foods Market, Inc.	102,313
		TOTAL	2,404,182
		Health Care Equipment & Supplies—0.3%
2,699		Stryker Corp.	258,078
		Health Care Providers & Services—4.2%
13,379	[1]	Express Scripts Holding Co.	1,155,678
5,000	[1]	HCA, Inc.	343,950
18,101		UnitedHealth Group, Inc.	2,131,936
		TOTAL	3,631,564
		Home Building—0.4%
5,909		D. R. Horton, Inc.	173,961
100	[1]	NVR, Inc.	163,776
		TOTAL	337,737
		Home Products—0.3%
5,000		Tupperware Brands Corp.	294,350
		Hotels and Motels—1.2%
12,993		Wyndham Worldwide Corp.	1,056,981
		Industrial Machinery—0.1%
1,100		Valmont Industries, Inc.	119,284
		Internet Services—6.7%
3,813	[1]	Amazon.com, Inc.	2,386,557
78,355	[1]	eBay, Inc.	2,186,104
1,445	[1]	Facebook, Inc.	147,347
16,209		IAC Interactive Corp.	1,086,165
		TOTAL	5,806,173
		IT Services—0.3%
5,700		Booz Allen Hamilton Holding Corp.	167,922
1,804	[1]	Vantiv, Inc.	90,471
		TOTAL	258,393
		Life Insurance—1.1%
12,000		Prudential Financial, Inc.	990,000
		Media—0.2%
2,181		Time Warner, Inc.	164,317
		Medical Supplies—4.9%
53,758		Baxter International, Inc.	2,010,012
10,864		Cardinal Health, Inc.	893,021
19,332	[1]	Hologic, Inc.	751,241
3,607		McKesson Corp.	644,932
		TOTAL	4,299,206
		Medical Technology—0.3%
1,054	[1]	Edwards Lifesciences Corp.	165,636
1,252		St. Jude Medical, Inc.	79,890
		TOTAL	245,526
		Multi-Industry Capital Goods—0.3%
686		Acuity Brands, Inc.	149,959
3,915	[1]	HD Supply, Inc.	116,628
		TOTAL	266,587
		Multi-Line Insurance—0.7%
18,000		Allied World Assurance Holdings Ltd.	654,480
3

Shares			Value
		COMMON STOCKS—continued
		Multiline Retail—1.0%
17,521		Macy's, Inc.	$893,221
		Mutual Fund Adviser—0.1%
2,300		Waddell & Reed Financial, Inc., Class A	84,962
		Office Equipment—0.7%
28,428		Pitney Bowes, Inc.	587,038
		Office Supplies—0.3%
4,222		Avery Dennison Corp.	274,303
		Oil Gas & Consumable Fuels—1.8%
29,579		Marathon Petroleum Corp.	1,532,192
		Other Communications Equipment—0.9%
10,680		Skyworks Solutions, Inc.	824,923
		Paper Products—0.3%
5,200		International Paper Co.	221,988
		Personal & Household—0.2%
5,300		Nu Skin Enterprises, Inc., Class A	202,513
		Personal Loans—0.5%
2,260	[1]	Credit Acceptance Corp.	427,343
		Plastic Containers—0.4%
15,128	[1]	Owens-Illinois, Inc.	326,008
		Printing—0.2%
11,646		Donnelley (R.R.) & Sons Co.	196,468
		Property Liability Insurance—0.9%
6,906		The Travelers Cos., Inc.	779,618
		Regional Banks—0.2%
1,302	[1]	SVB Financial Group	158,935
		Semiconductor Manufacturing—1.3%
2,000	[1]	IPG Photonics Corp.	165,240
18,872		Intel Corp.	639,006
20,600	[1]	Micron Technology, Inc.	341,136
		TOTAL	1,145,382
		Shipbuilding—1.7%
12,312		Huntington Ingalls Industries, Inc.	1,476,701
		Shoes—0.6%
3,800	[1]	Deckers Outdoor Corp.	211,508
9,198	[1]	Skechers USA, Inc., Class A	286,978
		TOTAL	498,486
		Soft Drinks—2.6%
19,594		Coca-Cola Enterprises, Inc.	1,005,956
11,830		Dr. Pepper Snapple Group, Inc.	1,057,247
1,721		PepsiCo, Inc.	175,869
		TOTAL	2,239,072
		Software Packaged/Custom—4.1%
35,613		CA, Inc.	986,836
1,050	[1]	Citrix Systems, Inc.	86,205
11,362	[1]	Electronic Arts, Inc.	818,859
4,532	[1]	Fortinet, Inc.	155,719
45,406		Symantec Corp.	935,364
5,482	[1]	Tableau Software, Inc.	460,269
456	[1]	Ultimate Software Group, Inc.	93,184
		TOTAL	3,536,436
4

Shares			Value
		COMMON STOCKS—continued
		Specialty Retail—0.5%
6,200		Foot Locker, Inc.	$420,050
		Specialty Retailing—3.7%
7,544	[1]	AutoNation, Inc.	476,705
20,160	[1]	Bed Bath & Beyond, Inc.	1,202,141
5,900		Big Lots, Inc.	271,990
5,800		CVS Health Corp.	572,924
2,259		Expedia, Inc.	307,902
4,516		GNC Holdings, Inc.	134,351
3,567		Lowe's Cos., Inc.	263,351
		TOTAL	3,229,364
		Technology Hardware Storage & Peripherals—0.8%
16,792		NetApp, Inc.	570,928
4,349	[1]	Teradata Corp.	122,250
		TOTAL	693,178
		Technology Services—0.1%
3,152		Sabre Corp.	92,417
		Textiles Apparel & Luxury Goods—1.9%
7,887	[1]	Fossil, Inc.	429,132
7,040	[1]	Michael Kors Holdings Ltd.	272,026
6,900		PVH Corp.	627,555
2,767		Ralph Lauren Corp.	306,500
		TOTAL	1,635,213
		Toys & Games—0.3%
8,903		Mattel, Inc.	218,836
		Truck Manufacturing—1.1%
3,000		Cummins, Inc.	310,530
11,518		PACCAR, Inc.	606,423
		TOTAL	916,953
		Undesignated Consumer Cyclicals—0.9%
7,400	[1]	Avis Budget Group, Inc.	369,556
6,300	[1]	Herbalife Ltd.	353,052
3,300		Weight Watchers International, Inc.	50,754
		TOTAL	773,362
		Uniforms—0.9%
8,225		Cintas Corp.	765,665
		TOTAL COMMON STOCKS (IDENTIFIED COST $80,913,941)	85,586,091
		INVESTMENT COMPANY—1.9%
1,695,262	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.16%[3] (AT NET ASSET VALUE)	1,695,262
		TOTAL INVESTMENTS—100.1%(IDENTIFIED COST $82,609,203)[4]	87,281,353
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(103,796)
		TOTAL NET ASSETS—100%	$87,177,557
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At October 31, 2015, the cost of investments for federal tax purposes was $82,609,203. The net unrealized appreciation of investments for federal tax purposes was $4,672,150. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,940,810 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,268,660.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2015.
5

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2015, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
6
Federated MDT Small Cap Core Fund
Portfolio of Investments
October 31, 2015 (unaudited)
Shares			Value
		COMMON STOCKS—98.8%
		Airline - National—1.5%
7,725	[1]	Atlas Air Worldwide Holdings, Inc.	$318,579
5,632	[1]	Jet Blue Airways Corp.	139,899
		TOTAL	458,478
		Airline - Regional—1.4%
772		Allegiant Travel Co.	152,431
8,301	[1]	Hawaiian Holdings, Inc.	288,045
		TOTAL	440,476
		Aluminum—0.8%
64,530	[1]	Century Aluminum Co.	233,599
		Apparel—3.8%
13,190	[1]	Express, Inc.	254,567
30,631	[1]	Iconix Brand Group, Inc.	469,267
5,854	[1]	Perry Ellis International, Inc.	125,685
18,799	[1]	Zumiez, Inc.	328,607
		TOTAL	1,178,126
		Auto Original Equipment Manufacturers—1.2%
9,338	[1]	American Axle & Manufacturing Holdings, Inc.	206,930
14,000	[1]	Meritor, Inc.	152,180
		TOTAL	359,110
		Automotive—0.3%
3,652		Tower International, Inc.	100,320
		Biotechnology—3.2%
5,512	[1]	Affymetrix, Inc.	50,710
1,544	[1]	Anacor Pharmaceuticals, Inc.	173,561
4,519	[1]	Cambrex Corp.	207,739
1,586	[1]	Eagle Pharmaceuticals, Inc.	101,044
14,034	[1]	Geron Corp.	48,698
70,802		PDL BioPharma, Inc.	324,273
3,257	[1]	Repligen Corp.	108,263
		TOTAL	1,014,288
		Building Materials—0.2%
1,292	[1]	U.S. Concrete, Inc.	71,654
		Business Services—0.8%
3,231	[1]	Euronet Worldwide, Inc.	259,255
		Carpets—0.4%
6,137		Interface, Inc.	119,978
		Cellular Communications—1.1%
51,764	[1]	Intelsat SA	342,678
		Clothing Stores—0.4%
8,868		American Eagle Outfitters, Inc.	135,503
		Cogeneration—0.1%
1,460	[1]	Headwaters, Inc.	30,003
		Commercial Services—1.2%
2,872		Convergys Corp.	73,724
11,882	[1]	Lifelock, Inc.	166,467
1

Shares			Value
		COMMON STOCKS—continued
		Commercial Services—continued
6,521	[1]	TriNet Group, Inc.	$123,769
		TOTAL	363,960
		Computer Networking—0.2%
5,999		Black Box Corp.	73,248
		Computer Services—0.7%
1,434	[1]	CACI International, Inc., Class A	139,156
798	[1]	Manhattan Associates, Inc.	58,134
2,225	[1]	Unisys Corp.	29,815
		TOTAL	227,105
		Computer Stores—1.9%
1,709	[1]	Insight Enterprises, Inc.	43,409
5,160	[1]	PC Connections, Inc.	119,918
5,738	[1]	Tech Data Corp.	417,669
		TOTAL	580,996
		Construction & Engineering—1.5%
3,500	[1]	Aegion Corp.	67,515
5,062	[1]	Dycom Industries, Inc.	385,168
		TOTAL	452,683
		Consumer Finance—0.8%
19,065	[1]	Enova International, Inc.	247,845
		Contracting—0.6%
6,249		Comfort Systems USA, Inc.	199,531
		Cosmetics & Toiletries—0.3%
953	[1]	Helen of Troy Ltd.	94,547
		Crude Oil & Gas Production—0.2%
12,526	[1]	Bill Barrett Corp.	61,002
		Dairy Products—1.0%
6,011		Cal-Maine Foods, Inc.	321,348
		Defense Aerospace—0.2%
2,818	[1]	Ducommun, Inc.	60,982
		Discount Department Stores—0.3%
19,553	[1]	Tuesday Morning Corp.	105,782
		Diversified Leisure—0.9%
7,940	[1]	Isle of Capri Casinos, Inc.	151,892
3,464	[1]	Pinnacle Entertainment, Inc.	121,275
		TOTAL	273,167
		Diversified Telecommunication Services—0.1%
8,507	[1]	Cincinnati Bell, Inc.	32,071
		Education & Training Services—1.2%
45,058	[1]	Apollo Group, Inc., Class A	327,121
863	[1]	Strayer Education, Inc.	45,670
		TOTAL	372,791
		Electric & Electronic Original Equipment Manufacturers—0.3%
6,341		General Cable Corp.	97,588
		Electrical Equipment—1.1%
4,794		Belden, Inc.	306,960
1,266	[1]	Rofin-Sinar Technologies, Inc.	36,663
		TOTAL	343,623
		Electronic Components—0.1%
1,105		Methode Electronics, Inc., Class A	36,830
2

Shares			Value
		COMMON STOCKS—continued
		Electronic Equipment Instruments & Components—0.5%
7,443	[1]	Sanmina Corp.	$153,847
		Electronic Instruments—0.6%
11,943	[1]	Ixia	172,099
		Electronic Test/Measuring Equipment—0.4%
9,655		Cohu, Inc.	121,556
		Electronics Stores—0.3%
1,922	[1]	REX American Resources Corp.	105,537
		Financial Services—2.8%
1,400	[1]	America's Car-Mart, Inc.	47,936
1,500	[1]	CRA International, Inc.	35,100
2,338		Deluxe Corp.	139,228
2,409	[1]	Encore Capital Group, Inc.	98,047
2,037		Fidelity Southern Corp.	42,675
1,200		First Financial Corp.	41,124
9,058		MainSource Financial Group, Inc.	196,015
7,790		Nelnet, Inc., Class A	278,726
		TOTAL	878,851
		Food & Staples Retailing—0.2%
1,261	[1]	Fresh Market, Inc.	31,424
1,085		SpartanNash Co.	30,272
		TOTAL	61,696
		Food Products—0.5%
8,952		Dean Foods Co.	162,121
		Food Wholesaling—0.3%
13,753	[1]	SUPERVALU, Inc.	90,357
		Furniture—0.6%
966		Bassett Furniture Industries, Inc.	30,873
2,194		La-Z-Boy, Inc.	62,639
4,500	[1]	Select Comfort Corp.	95,400
		TOTAL	188,912
		Generic Drugs—0.5%
3,436	[1]	Lannett Co., Inc.	153,830
		Grocery Chain—0.8%
297		Casey's General Stores, Inc.	31,547
4,605		Ingles Markets, Inc., Class A	229,974
		TOTAL	261,521
		Health Care—0.1%
6,040	[1]	Radnet, Inc.	39,924
		Health Care Equipment & Supplies—1.6%
3,810	[1]	Inogen, Inc.	162,839
5,117	[1]	Masimo Corp.	203,043
7,740	[1]	Merit Medical Systems, Inc.	143,500
		TOTAL	509,382
		Home Building—0.2%
2,062		M.D.C. Holdings, Inc.	53,591
		Home Health Care—1.6%
6,418	[1]	Amedisys, Inc.	254,024
5,181	[1]	LHC Group, Inc.	233,482
		TOTAL	487,506
3

Shares			Value
		COMMON STOCKS—continued
		Hotels Restaurants & Leisure—0.9%
13,429	[1]	Boyd Gaming Corp.	$268,446
		Household Durables—0.1%
1,558	[1]	Taylor Morrison Home Corp - A	28,714
		Industrial Machinery—1.7%
82,370	[1]	Blount International, Inc.	499,986
1,794	[1]	Rexnord Corp.	33,153
		TOTAL	533,139
		Insurance—0.4%
1,399		Employers Holdings, Inc.	37,031
3,194		Fidelity & Guaranty Life	85,280
		TOTAL	122,311
		International Bank—0.3%
2,800		Preferred Bank Los Angeles, CA	92,708
		Internet & Catalog Retail—0.6%
19,465	[1]	RetailMeNot, Inc.	171,097
		Internet Services—1.3%
21,830		EarthLink Network, Inc.	186,646
8,842	[1]	Web.com Group, Inc.	207,522
		TOTAL	394,168
		Internet Software & Services—1.0%
2,872	[1]	Cvent, Inc.	90,784
2,780	[1]	Gigamon, Inc.	72,919
2,369	[1]	LogMeIn, Inc.	159,576
		TOTAL	323,279
		Jewelry Stores—0.3%
4,029		Movado Group, Inc.	103,706
		Life Insurance—0.5%
5,802		American Equity Investment Life Holding Co.	148,995
		Life Sciences Tools & Services—0.1%
3,865	[1]	Fluidigm Corp.	41,781
		Machinery—0.3%
1,519		Douglas Dynamics, Inc.	33,327
860		Hyster-Yale Materials Handling, Inc.	50,327
		TOTAL	83,654
		Maritime—0.1%
1,816		TAL International Group, Inc.	30,799
		Media—0.6%
6,978	[1]	Shutterstock, Inc.	198,733
		Medical Supplies—0.6%
1,082	[1]	ICU Medical, Inc.	118,987
1,879	[1]	Orthofix International NV	63,980
		TOTAL	182,967
		Medical Technology—2.0%
3,072	[1]	Abiomed, Inc.	226,283
5,175	[1]	Natus Medical, Inc.	235,618
12,930	[1]	Spectranetics Corp.	158,005
		TOTAL	619,906
		Metals & Mining—1.6%
87,932	[1]	Cloud Peak Energy, Inc.	261,158
4

Shares			Value
		COMMON STOCKS—continued
		Metals & Mining—continued
22,280		Timken Co.	$237,059
		TOTAL	498,217
		Mini-Mill Producer—0.1%
2,728		Commercial Metals Corp.	39,201
		Miscellaneous Communications—2.1%
26,954		West Corp.	641,775
		Miscellaneous Components—0.5%
6,000	[1]	Amkor Technology, Inc.	37,320
10,693	[1]	Qlogic Corp.	132,593
		TOTAL	169,913
		Miscellaneous Food Products—0.1%
756		Fresh Del Monte Produce, Inc.	34,496
		Mortgage Banks—1.1%
2,363	[1]	Altisource Portfolio Solutions S.A.	63,352
2,397	[1]	LendingTree, Inc.	290,900
		TOTAL	354,252
		Multi-Industry Capital Goods—0.1%
1,064	[1]	DXP Enterprises, Inc.	32,197
		Multi-Line Insurance—0.5%
1,358		FBL Financial Group, Inc., Class A	85,418
4,870		Maiden Holdings Ltd.	75,729
		TOTAL	161,147
		Office Supplies—1.6%
20,158	[1]	Acco Brands Corp.	162,675
16,575		Ennis Business Forms, Inc.	331,997
		TOTAL	494,672
		Oil Refiner—0.7%
5,162		Alon USA Energy, Inc.	86,463
3,487		Western Refining, Inc.	145,129
		TOTAL	231,592
		Oil Service, Explore & Drill—1.1%
44,273		Gulfmark Offshore, Inc.	276,264
29,879	[1]	Pioneer Energy Services Corp.	69,020
5,100	[1]	Willbros. Group, Inc.	10,200
		TOTAL	355,484
		Other Communications Equipment—0.8%
6,334	[1]	Netgear, Inc.	262,228
		Personal Loans—1.5%
7,916		Cash America International, Inc.	273,340
4,373	[1]	Ezcorp, Inc., Class A	29,124
4,369	[1]	World Acceptance Corp.	166,590
		TOTAL	469,054
		Personnel Agency—0.7%
7,591	[1]	AMN Healthcare Services, Inc.	215,357
		Pharmaceuticals—0.7%
10,872	[1]	Sucampo Pharmaceuticals, Inc., Class A	210,482
		Poultry Products—1.0%
3,200		Pilgrim's Pride Corp.	60,768
3,738		Sanderson Farms, Inc.	259,828
		TOTAL	320,596
5

Shares			Value
		COMMON STOCKS—continued
		Printed Circuit Boards—0.5%
17,637	[1]	Sigma Designs, Inc.	$155,382
		Professional Services—0.2%
1,130		Insperity, Inc.	52,500
		Property Liability Insurance—2.6%
3,791		HCI Group, Inc.	165,325
4,832	[1]	Heritage Insurance Holdings, Inc.	106,884
5,226		Selective Insurance Group, Inc.	190,697
11,393		Universal Insurance Holdings, Inc.	359,449
		TOTAL	822,355
		Recreational Goods—0.1%
1,698	[1]	Smith & Wesson Holding Corp.	30,326
		Regional Banks—7.8%
2,992		1st Source Corp.	95,026
2,080		Arrow Financial Corp.	57,408
1,388		Central Pacific Financial Corp.	31,036
1,739		Community Trust Bancorp, Inc.	59,943
6,156		Enterprise Financial Services Corp.	174,584
2,099		Financial Institutions, Inc.	54,826
19,248	[1]	First BanCorp	72,950
1,200		First Business Financial Services, Inc.	29,580
4,400		First Interstate BancSystem, Inc., Class A	124,784
1,718		Flushing Financial Corp.	36,147
4,674		Great Southern Bancorp, Inc.	225,894
6,326		Hancock Holding Co.	174,598
8,594		Heartland Financial USA, Inc.	316,603
3,017		Mercantile Bancorporation, Inc.	66,555
4,200		MidSouth Bancorp, Inc.	42,630
64,367		OFG Bancorp.	592,820
2,981		Sandy Spring Bancorp, Inc.	81,977
5,217		Trustmark Corp.	125,365
5,257		Umpqua Holdings Corp.	87,792
		TOTAL	2,450,518
		Rubber—0.6%
4,538		Cooper Tire & Rubber Co.	189,643
		Savings & Loan—2.0%
5,676		Berkshire Hills Bancorp, Inc.	162,333
532	[1]	BofI Holding, Inc.	42,565
6,699		First Defiance Financial Corp.	256,572
7,420	[1]	Ocwen Financial Corp.	51,866
3,732		WSFS Financial Corp.	118,566
		TOTAL	631,902
		Securities Brokerage—0.8%
16,516		Investment Technology Group, Inc.	264,421
		Semiconductor Manufacturing—0.1%
1,747	[1]	Integrated Device Technology, Inc.	44,548
		Semiconductor Manufacturing Equipment—1.1%
2,346	[1]	Advanced Energy Industries, Inc.	66,345
7,232		Mentor Graphics Corp.	196,710
2,646		Tessera Technologies, Inc.	92,531
		TOTAL	355,586
6

Shares			Value
		COMMON STOCKS—continued
		Services to Medical Professionals—0.6%
12,381	[1]	HMS Holdings Corp.	$130,372
2,834	[1]	MedAssets, Inc.	67,109
		TOTAL	197,481
		Shoes—0.3%
2,541	[1]	Skechers USA, Inc., Class A	79,279
		Software Packaged/Custom—3.8%
6,723		CSG Systems International, Inc.	225,355
5,117		Ebix, Inc.	141,894
2,612	[1]	Ellie Mae, Inc.	190,624
2,992	[1]	Fleetmatics Group PLC	166,535
50,798	[1]	Rovi Corp.	464,802
		TOTAL	1,189,210
		Specialty Chemicals—3.8%
21,633		Axiall Corp.	438,068
1,104		Chemed Corp.	173,648
2,711		KMG Chemicals, Inc.	57,039
36,307		Rayonier Advanced Materials, Inc.	334,751
5,180	[1]	Trinseo SA	168,091
		TOTAL	1,171,597
		Specialty Retailing—3.8%
6,881		Barnes & Noble, Inc.	89,384
935		Big Lots, Inc.	43,104
7,920	[1]	Build-A-Bear Workshop, Inc.	123,235
14,465	[1]	Lumber Liquidators, Inc.	199,906
4,544		Outerwall, Inc.	272,640
31,864		Stage Stores, Inc.	310,037
1,500	[1]	Stamps.com, Inc.	113,415
3,676	[1]	Vera Bradley, Inc.	45,987
		TOTAL	1,197,708
		Telecommunication Equipment & Services—2.1%
11,018	[1]	NeuStar, Inc., Class A	299,579
10,001	[1]	Polycom, Inc.	137,814
30,842	[1]	Sonus Networks, Inc.	203,866
		TOTAL	641,259
		Textiles Apparel & Luxury Goods—0.1%
5,686	[1]	Vince Holding Corp.	25,871
		Thrifts & Mortgage Finance—0.1%
3,197	[1]	MGIC Investment Corp.	30,052
		Transportation—Services - 0.6%
5,048		Bristow Group, Inc.	175,317
		Truck Manufacturing—1.3%
17,926	[1]	Navistar International Corp.	220,490
14,288	[1]	Wabash National Corp.	171,027
		TOTAL	391,517
		Undesignated Consumer Cyclicals—1.5%
2,012		DeVry Education Group, Inc.	47,403
7,368		Universal Technical Institute, Inc.	31,314
24,464		Weight Watchers International, Inc.	376,256
		TOTAL	454,973
		Undesignated Consumer Staples—1.2%
8,498	[1]	Medifast, Inc.	237,689
7

Shares			Value
		COMMON STOCKS—continued
		Undesignated Consumer Staples—continued
1,028	[1]	USANA, Inc.	$132,201
		TOTAL	369,890
		TOTAL COMMON STOCKS (IDENTIFIED COST $31,371,886)	30,885,698
		INVESTMENT COMPANY—1.7%
540,259	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.16%[3] (AT NET ASSET VALUE)	540,259
		TOTAL INVESTMENTS—100.5% (IDENTIFIED COST $31,912,145)[4]	31,425,957
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[5]	(146,555)
		TOTAL NET ASSETS—100%	$31,279,402
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At October 31, 2015, the cost of investments for federal tax purposes was $31,912,145. The net unrealized depreciation of investments for federal tax purposes was $486,188. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,156,198 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,642,386.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (“the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
8

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2015, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
9
Federated MDT Small Cap Growth Fund
Portfolio of Investments
October 31, 2015 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Airline - Regional—2.6%
4,668		Alaska Air Group, Inc.	$355,935
3,541		Allegiant Travel Co.	699,171
27,866	[1]	Hawaiian Holdings, Inc.	966,950
		TOTAL	2,022,056
		Apparel—2.6%
38,822	[1]	Express, Inc.	749,265
11,000	[1]	Iconix Brand Group, Inc.	168,520
3,175		Oxford Industries, Inc.	231,203
48,273	[1]	Zumiez, Inc.	843,812
		TOTAL	1,992,800
		Auto Original Equipment Manufacturers—2.4%
27,574	[1]	American Axle & Manufacturing Holdings, Inc.	611,040
7,727		Dana Holding Corp.	129,813
48,059	[1]	Meritor, Inc.	522,401
5,904	[1]	Stoneridge, Inc.	74,922
3,169	[1]	Tenneco, Inc.	179,334
13,943		Tower International, Inc.	383,014
		TOTAL	1,900,524
		Biotechnology—5.7%
19,405	[1]	Cambrex Corp.	892,048
11,531	[1]	Cara Therapeutics, Inc.	163,394
8,089	[1]	Eagle Pharmaceuticals, Inc.	515,350
12,943	[1]	Emergent Biosolutions, Inc.	416,117
32,162	[1]	Exelixis, Inc.	193,615
65,334	[1]	Geron Corp.	226,709
4,285	[1]	Heska Corp.	131,807
4,313	[1]	Luminex Corp.	78,497
1,958	[1]	Neurocrine Biosciences, Inc.	96,118
7,363	[1]	NewLink Genetics Corp.	281,782
26,062	[1]	Orexigen Therapeutics, Inc.	79,229
84,022		PDL BioPharma, Inc.	384,821
14,387	[1]	Repligen Corp.	478,224
69,261	[1]	Sangamo BioSciences, Inc.	488,290
		TOTAL	4,426,001
		Building Materials—0.3%
3,826	[1]	U.S. Concrete, Inc.	212,190
		Carpets—0.6%
2,191		Culp, Inc.	65,752
19,808		Interface, Inc.	387,246
		TOTAL	452,998
		Chemicals—0.2%
2,425		Minerals Technologies, Inc.	142,929
		Clothing Stores—0.9%
39,070		American Eagle Outfitters, Inc.	596,990
5,594		Chicos Fas, Inc.	77,309
		TOTAL	674,299
1

Shares			Value
		COMMON STOCKS—continued
		Cogeneration—0.1%
3,979	[1]	Headwaters, Inc.	$81,768
		Commercial Services—1.4%
47,354	[1]	Lifelock, Inc.	663,430
24,301	[1]	TriNet Group, Inc.	461,233
		TOTAL	1,124,663
		Communications Equipment—0.6%
18,348	[1]	Gigamon, Inc.	481,268
		Computer Peripherals—0.5%
46,281	[1]	Zagg, Inc.	392,463
		Computer Services—0.9%
7,254	[1]	Manhattan Associates, Inc.	528,454
13,264	[1]	Unisys Corp.	177,737
		TOTAL	706,191
		Computer Stores—0.2%
6,322	[1]	Insight Enterprises, Inc.	160,579
		Construction & Engineering—1.4%
14,254	[1]	Dycom Industries, Inc.	1,084,587
		Consumer Finance—1.2%
70,868	[1]	Enova International, Inc.	921,284
		Contracting—0.5%
11,832		Comfort Systems USA, Inc.	377,796
		Cosmetics & Toiletries—0.2%
1,497	[1]	Helen of Troy Ltd.	148,517
		Crude Oil & Gas Production—0.4%
54,791	[1]	Ultra Petroleum Corp.	300,255
		Dairy Products—1.6%
16,198		Cal-Maine Foods, Inc.	865,945
21,654		Dean Foods Co.	392,154
		TOTAL	1,258,099
		Defense Aerospace—0.2%
7,587	[1]	Ducommun, Inc.	164,183
		Discount Department Stores—0.8%
110,716	[1]	Tuesday Morning Corp.	598,974
		Diversified Consumer Services—0.3%
3,356	[1]	Bright Horizons Family Solutions, Inc.	214,851
		Diversified Leisure—1.6%
32,072	[1]	Isle of Capri Casinos, Inc.	613,537
17,663	[1]	Pinnacle Entertainment, Inc.	618,382
		TOTAL	1,231,919
		Education & Training Services—0.4%
3,960	[1]	American Public Education, Inc.	86,051
4,905	[1]	Strayer Education, Inc.	259,572
		TOTAL	345,623
		Electric & Electronic Original Equipment Manufacturers—0.6%
28,630		General Cable Corp.	440,616
		Electrical Equipment—1.7%
18,883		Belden, Inc.	1,209,078
3,786	[1]	Rofin-Sinar Technologies, Inc.	109,643
		TOTAL	1,318,721
2

Shares			Value
		COMMON STOCKS—continued
		Electronic Equipment Instruments & Components—0.2%
11,149	[1]	Newport Corp.	$168,461
		Electronic Instruments—1.1%
43,323	[1]	Ixia	624,284
6,738		Methode Electronics, Inc., Class A	224,578
		TOTAL	848,862
		Electronics Stores—0.5%
7,221	[1]	REX American Resources Corp.	396,505
		Energy Equipment & Services—0.3%
81,470	[1]	FMSA Holdings, Inc.	217,525
		Financial Services—1.5%
12,544		Deluxe Corp.	746,995
10,158	[1]	Encore Capital Group, Inc.	413,431
		TOTAL	1,160,426
		Food & Staples Retailing—0.2%
6,313	[1]	Fresh Market, Inc.	157,320
		Furniture—0.8%
6,897		Bassett Furniture Industries, Inc.	220,428
2,730		Ethan Allen Interiors, Inc.	74,283
17,017	[1]	Select Comfort Corp.	360,761
		TOTAL	655,472
		Generic Drugs—0.9%
16,483	[1]	Lannett Co., Inc.	737,944
		Grocery Chain—0.4%
2,872		Casey's General Stores, Inc.	305,064
		Health Care Equipment & Supplies—3.4%
754	[1]	Dexcom, Inc.	62,823
8,941	[1]	Globus Medical, Inc.	199,831
13,036	[1]	Inogen, Inc.	557,159
8,615	[1]	iRadimed Corp.	228,298
26,371		LeMaitre Vascular, Inc.	351,262
22,181	[1]	Masimo Corp.	880,142
36,232	[1]	RTI Surgical, Inc.	152,356
3,381	[1]	Surgical Care Affiliates, Inc.	100,111
4,642	[1]	Zeltiq Aesthetics Inc.	156,621
		TOTAL	2,688,603
		Health Care Providers & Services—0.4%
8,078	[1]	PRA Health Sciences, Inc.	283,053
		Home Health Care—1.2%
23,268	[1]	Amedisys, Inc.	920,947
		Home Products—0.5%
6,149		Tupperware Brands Corp.	361,992
		Hotels Restaurants & Leisure—1.9%
44,306	[1]	Boyd Gaming Corp.	885,677
11,331	[1]	Diamond Resorts International, Inc.	322,253
21,308	[1]	El Pollo Loco Holdings, Inc.	244,616
		TOTAL	1,452,546
		Industrial Machinery—1.9%
216,662	[1]	Blount International, Inc.	1,315,138
8,575	[1]	Rexnord Corp.	158,466
3,542		Twin Disc, Inc.	41,725
		TOTAL	1,515,329
3

Shares			Value
		COMMON STOCKS—continued
		Internet Services—2.1%
71,612		EarthLink Network, Inc.	$612,283
4,638		j2 Global, Inc.	359,677
29,484	[1]	Web.com Group, Inc.	691,989
		TOTAL	1,663,949
		Internet Software & Services—1.4%
13,710	[1]	Cvent, Inc.	433,373
9,716	[1]	LogMeIn, Inc.	654,470
		TOTAL	1,087,843
		IT Services—0.9%
2,217	[1]	Cardtronics, Inc.	76,487
3,910		Evertec, Inc.	71,318
10,316	[1]	Globant SA	356,624
15,141		Hackett Group, Inc.	225,298
		TOTAL	729,727
		Jewelry Stores—0.3%
10,436		Movado Group, Inc.	268,623
		Life Sciences Tools & Services—0.9%
65,365	[1]	Fluidigm Corp.	706,596
		Machinery—0.5%
17,017		Global Brass & Copper Holdings, Inc.	382,712
		Media—0.1%
8,888	[1]	Townsquare Media, Inc., Class A	97,412
		Medical Supplies—0.8%
5,516	[1]	ICU Medical, Inc.	606,595
		Medical Technology—4.3%
11,887	[1]	Abiomed, Inc.	875,596
19,824	[1]	MedAssets, Inc.	469,432
21,905	[1]	Natus Medical, Inc.	997,335
61,034	[1]	Spectranetics Corp.	745,836
9,724	[1]	Vascular Solutions, Inc.	312,335
		TOTAL	3,400,534
		Metal Fabrication—0.1%
3,191		Worthington Industries, Inc.	97,964
		Miscellaneous Communications—2.0%
9,107	[1]	FairPoint Communications, Inc.	146,076
29,746	[1]	Shutterstock, Inc.	847,166
22,828		West Corp.	543,535
		TOTAL	1,536,777
		Miscellaneous Components—0.2%
4,681	[1]	Microsemi Corp.	168,563
		Mortgage Banks—0.8%
5,457	[1]	LendingTree, Inc.	662,262
		Multi-Industry Capital Goods—0.3%
7,258	[1]	DXP Enterprises, Inc.	219,627
		Multiline Retail—0.4%
6,747	[1]	Burlington Stores, Inc.	324,396
		Office Furniture—0.4%
6,897		Knoll, Inc.	160,286
2,386		Miller Herman, Inc.	75,708
4

Shares			Value
		COMMON STOCKS—continued
		Office Furniture—continued
3,849		Steelcase, Inc., Class A	$74,709
		TOTAL	310,703
		Office Supplies—0.1%
2,312		Essendant, Inc.	79,926
		Oil Refiner—0.6%
11,414		Western Refining, Inc.	475,051
		Oil Service, Explore & Drill—0.2%
41,498	[1]	PetroQuest Energy, Inc.	46,478
58,262	[1]	Pioneer Energy Services Corp.	134,585
		TOTAL	181,063
		Other Communications Equipment—0.4%
8,124	[1]	Netgear, Inc.	336,334
		Paper Products—0.1%
1,733	[1]	Clearwater Paper Corp.	87,395
		Personal Loans—0.8%
5,177		Cash America International, Inc.	178,762
344	[1]	Credit Acceptance Corp.	65,047
9,565	[1]	World Acceptance Corp.	364,713
		TOTAL	608,522
		Personnel Agency—1.1%
25,614	[1]	AMN Healthcare Services, Inc.	726,669
4,337		Korn/Ferry International	157,737
		TOTAL	884,406
		Pharmaceuticals—2.0%
7,686	[1]	Anacor Pharmaceuticals, Inc.	863,983
34,884	[1]	Sucampo Pharmaceuticals, Inc., Class A	675,354
		TOTAL	1,539,337
		Poultry Products—0.9%
15,200		Pilgrim's Pride Corp.	288,648
6,227		Sanderson Farms, Inc.	432,839
		TOTAL	721,487
		Professional Services—0.3%
4,867		Insperity, Inc.	226,121
		Property Liability Insurance—2.2%
3,255		Employers Holdings, Inc.	86,160
11,307		HCI Group, Inc.	493,098
7,465	[1]	Heritage Insurance Holdings, Inc.	165,126
29,997		Universal Insurance Holdings, Inc.	946,405
		TOTAL	1,690,789
		Railroad—0.3%
5,587		Greenbrier Cos., Inc.	212,529
		Real Estate Management & Development—0.5%
15,919	[1]	Altisource Portfolio Solutions S.A.	426,788
		Recreational Goods—1.0%
18,788	[1]	Nautilus, Inc.	320,148
21,204	[1]	Smith & Wesson Holding Corp.	378,703
1,611		Sturm Ruger & Co., Inc.	91,730
		TOTAL	790,581
		Restaurants—0.6%
2,088		Cracker Barrel Old Country Store, Inc.	287,017
5

Shares			Value
		COMMON STOCKS—continued
		Restaurants—continued
13,616	[1]	Denny's Corp.	$149,231
		TOTAL	436,248
		Semiconductor Distribution—0.7%
3,249	[1]	Tyler Technologies, Inc.	553,500
		Semiconductor Manufacturing—1.2%
5,618	[1]	Cascade Microtech, Inc.	86,068
3,655	[1]	Cirrus Logic, Inc.	112,683
27,834	[1]	Integrated Device Technology, Inc.	709,767
		TOTAL	908,518
		Semiconductor Manufacturing Equipment—1.3%
9,626	[1]	Advanced Energy Industries, Inc.	272,223
10,770	[1]	Entegris, Inc.	138,179
10,911		Mentor Graphics Corp.	296,779
7,132		Tessera Technologies, Inc.	249,406
7,155	[1]	Xcerra Corp.	49,656
		TOTAL	1,006,243
		Services to Medical Professionals—1.7%
66,859	[1]	HMS Holdings Corp.	704,025
7,395	[1]	Molina Healthcare, Inc.	458,490
3,664	[1]	WebMD Health Corp., Class A	148,978
		TOTAL	1,311,493
		Shoes—0.7%
11,019	[1]	Skechers USA, Inc., Class A	343,793
11,471		Wolverine World Wide, Inc.	213,016
		TOTAL	556,809
		Software—0.4%
38,681	[1]	Tangoe, Inc.	320,279
		Software Packaged/Custom—4.7%
23,755		CSG Systems International, Inc.	796,268
15,969		Ebix, Inc.	442,820
1,629	[1]	Electronics for Imaging, Inc.	75,651
9,301	[1]	Ellie Mae, Inc.	678,787
10,570	[1]	Fleetmatics Group PLC	588,326
7,142	[1]	Imperva, Inc.	504,368
1,074	[1]	MicroStrategy, Inc., Class A	184,803
6,336		Pegasystems, Inc.	176,711
13,344	[1]	Sapiens International Corp. NV	157,593
4,348	[1]	VASCO Data Security International, Inc.	82,655
		TOTAL	3,687,982
		Specialty Chemicals—3.3%
4,621		Chemed Corp.	726,837
24,480		KMG Chemicals, Inc.	515,059
28,968	[1]	LSB Industries, Inc.	453,349
26,636	[1]	Trinseo SA	864,339
		TOTAL	2,559,584
		Specialty Retail—1.6%
23,375	[1]	Build-A-Bear Workshop, Inc.	363,715
14,144		Outerwall, Inc.	848,640
		TOTAL	1,212,355
		Specialty Retailing—1.8%
5,611		Big Lots, Inc.	258,667
6

Shares			Value
		COMMON STOCKS—continued
		Specialty Retailing—continued
1,386		Children's Place, Inc./The	$74,387
33,638	[1]	Lumber Liquidators, Inc.	464,877
25,953		Pier 1 Imports, Inc.	192,571
10,649	[1]	Tile Shop Hldgs., Inc.	154,517
23,872	[1]	Vera Bradley, Inc.	298,639
		TOTAL	1,443,658
		Telecommunication Equipment & Services—2.5%
15,424		Alliance Fiber Optic Products, Inc.	209,921
31,608	[1]	NeuStar, Inc., Class A	859,421
30,709	[1]	Polycom, Inc.	423,170
73,467	[1]	Sonus Networks, Inc.	485,617
		TOTAL	1,978,129
		Telephone Utility—0.5%
59,367	[1]	Windstream Holdings, Inc.	386,479
		Textiles Apparel & Luxury Goods—1.3%
6,477	[1]	G-III Apparel Group Ltd.	356,818
152,063	[1]	Vince Holding Corp.	691,887
		TOTAL	1,048,705
		Thrifts & Mortgage Finance—0.4%
2,463	[1]	BofI Holding, Inc.	197,064
13,997	[1]	MGIC Investment Corp.	131,572
		TOTAL	328,636
		Truck Manufacturing—0.5%
33,590	[1]	Wabash National Corp.	402,072
		Undesignated Consumer Cyclicals—2.2%
8,626	[1]	Euronet Worldwide, Inc.	692,150
68,795		Weight Watchers International, Inc.	1,058,067
		TOTAL	1,750,217
		Undesignated Consumer Staples—1.7%
18,778	[1]	Array BioPharma, Inc.	96,143
20,996	[1]	Medifast, Inc.	587,258
10,164		Nutri/System, Inc.	235,093
3,344	[1]	USANA, Inc.	430,039
		TOTAL	1,348,533
		TOTAL COMMON STOCKS (IDENTIFIED COST $74,887,849)	76,810,255
		INVESTMENT COMPANY—2.3%
1,815,188	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.16%[3] (AT NET ASSET VALUE)	1,815,188
		TOTAL INVESTMENTS—100.5% (IDENTIFIED COST $76,703,037)[4]	78,625,443
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[5]	(358,921)
		TOTAL NET ASSETS—100%	$78,266,522
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At October 31, 2015, the cost of investments for federal tax purposes was $76,703,037. The net unrealized appreciation of investments for federal tax purposes was $1,922,406. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,890,787 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,968,381.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2015.
7

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2015, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
8

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date December 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2015